Cover	6 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	On June 21, 2024, China Natural Resources, Inc. (the “Registrant”) filed Amendment No. 2 to a Registration Statement on Form F-1 (File No. 333-278037) (as amended, the “Registration Statement”), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on July 3, 2024. On December 31, 2024 the Registrant filed post-effective amendment No. 1 to the Registration Statement to include its unaudited condensed consolidated financial statements as of June 30, 2024 and for the six months ended June 30, 2023 and 2024 and to update certain other information contained in the Registration Statement. The Registrant is filing this post-effective amendment No. 2 to the Registration Statement to update certain other information contained in the Registration Statement. The information included in this filing amends the Registration Statement and the prospectus contained therein. Save for securities originally registered in the Registration Statement, no additional securities are being registered under this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Registrant Name	CHINA NATURAL RESOURCES, INC.
Entity Central Index Key	0000793628
Entity Incorporation, State or Country Code	F4
Entity Address, Address Line One	Room 2205, 22/F
Entity Address, Address Line Two	West Tower, Shun Tak Centre
Entity Address, Address Line Three	168-200 Connaught Road Central
Entity Address, City or Town	Sheung Wan
City Area Code	011-852
Local Phone Number	2810-7205
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Suite 2202
Entity Address, Address Line Two	Building C, Yintai Center
Entity Address, Address Line Three	#2 Jianguomenwai Ave
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	10 5680 3888
Contact Personnel Name	Richard J. Chang, Esq